Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Nov. 30, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	Sep. 27, 2018	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Nov. 30, 2014
C000069624
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,924	$ 12,342	$ 11,890	$ 11,824	$ 12,624	$ 11,627	$ 11,485		$ 10,961	$ 10,767	$ 10,667	$ 10,050	$ 10,000
C000028619
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,229	11,696	11,293	11,259	12,051	11,127	11,021		10,542	10,381	10,310	9,738	9,703
C000028621
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,704	11,232	10,921	10,980	11,831	11,015	11,000		10,584	10,502	10,518	10,009	10,000
C000082629
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,276	13,287	12,836	13,290	14,373	12,317	12,620		11,833	11,294	11,140	10,220	10,000
C000082627
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,486	12,583	12,184	12,646	13,699	11,768	12,091		11,373	10,883	10,761	9,889	9,698
C000082628
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,916	12,092	11,790	12,331	13,471	11,659	12,076		11,437	11,016	10,975	10,169	10,000
C000206561
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,025	11,192	10,823	11,204	12,115	10,382	10,625	$ 10,000
C000069625
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,888	12,294	11,910	11,964	12,757	11,783	11,631		11,053	10,865	10,732	10,067	10,000
C000028628
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,191	11,647	11,309	11,389	12,175	11,273	11,158		10,627	10,473	10,370	9,742	9,700
C000028630
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,665	11,192	10,942	11,103	11,959	11,156	11,132		10,675	10,598	10,573	10,007	10,000
C000069626
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,713	12,133	11,779	11,852	12,616	11,532	11,581		10,991	10,861	10,726	10,104	10,000
C000028631
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,037	11,506	11,196	11,293	12,052	11,043	11,120		10,578	10,478	10,374	9,787	9,699
C000028633
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,504	11,044	10,833	11,009	11,826	10,917	11,083		10,614	10,605	10,578	10,054	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,657	11,151	10,860	10,807	11,595	11,071	10,647	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675	12,102	11,639		10,938	10,818	10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,189	$ 11,872	$ 11,814	$ 12,675	$ 12,102	$ 11,639		$ 10,938	$ 10,818	$ 10,662	$ 10,071	$ 10,000